SUPPLEMENTARY DATA (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2019	2020
Land	$103,373	$116,723
Buildings and improvements	462,552	476,959
Furniture and fixtures	135,190	150,217
Office, computer, production and other equipment	95,521	104,550
Computer software	74,472	114,247
Construction in progress	39,909	12,753

	911,017	975,449
Less: accumulated depreciation	(278,321)	(362,310)

Total property and equipment, net	$632,696	$613,139

Summary of Unamortized Content Costs

The following table presents the Company’s unamortized content costs, including the components of content costs predominantly monetized on a title-by-title basis and as a film group (in thousands):

	December 31, 2020	March 31, 2021
Licensed program rights, net of accumulated amortization	$19,793	$20,217
Produced programming:
Released, net of accumulated amortization	4,806	4,626
In production	314,214	480,278
In development	37,392	47,356

Total content costs	$376,205	$552,477

Content cost monetized on a title-by-title basis	$358,207	$534,069
Content cost monetized as a film group	17,998	18,408

Total content costs	$376,205	$552,477

The following table presents the Company’s unamortized content costs, including the components of content costs predominantly monetized on a title-by-title basis and as a film group (in thousands):

	December 31,
	2019	2020
Licensed program rights, net of accumulated amortization	$25,120	$19,793
Produced programming:
Released, net of accumulated amortization	2,972	4,806
In production	53,441	314,214
In development	20,630	37,392

Total content costs	$102,163	$376,205

Content cost monetized on a title-by-title basis	$87,609	$358,207
Content cost monetized as a film group	14,554	17,998

Total content costs	$102,163	$376,205

Summary of Accrued Liabilities

The following is a summary of accrued liabilities (in thousands):

	December 31, 2020	March 31, 2021
Accrued operating expenses	$155,142	$187,684
Payroll, bonuses and benefits	100,630	114,993
Other	66,977	68,325

Total accrued liabilities	$322,749	$371,002

The following is a summary of accrued liabilities (in thousands):

	December 31,
	2019	2020
Accrued operating expenses	$202,837	155,142
Payroll, bonuses and benefits	119,869	100,630
Other	77,168	66,977

Total accrued liabilities	$399,874	$322,749

Summary of Allowance for Doubtful Accounts

The changes in the allowance for doubtful accounts are as follows (in thousands):

	Balance at Beginning of Year	Additions/Charged (Credited) to Costs and Expenses	Deductions	Foreign Exchange	Balance at End of Period
Three months ended March 31, 2021	$67,975	$1,002	$(1,365)	$11	$67,623

The following table sets forth information about the Company’s valuation and qualifying accounts (in thousands):

	Balance at Beginning of Year	ASU 2016-13 Adoption	Additions/Charged (Credited) to Costs and Expenses	Deductions	Foreign Exchange	Balance at End of Period
Allowance for doubtful accounts
Year ended December 31, 2018	$24,683	$—	$15,633	$(8,136)	$(297)	$31,883
Year ended December 31, 2019	$31,883	$—	$16,043	$(15,801)	$14	$32,139
Year ended December 31, 2020	$32,139	$1,803	$44,547	$(11,528)	$1,014	$67,975

Deferred tax valuation allowance
Year ended December 31, 2018	$138,444	$—	$70,653	$—	$(577)	$208,520
Year ended December 31, 2019	$208,520	$—	$(39,610)	$—	$100	$169,010
Year ended December 31, 2020	$169,010	$—	$(53,819)	$—	$365	$115,556

Summary of Supplemental Cash Flow

The Company’s supplemental cash flow information is as follows (in thousands):

	Three Months Ended March 31,
	2020	2021
Supplemental information:
Cash paid for interest	$71,959	$41,726
Cash payments for income taxes	15,420	7,709
Non-cash investing and financing activities:
Capital expenditures included in accounts payable and accrued liabilities	$6,569	$5,924
Contingent consideration provided in connection with acquisitions	9,947	—
Accretion of redeemable non-controlling interests	(6,349)	(271)
Establishment of non-controlling interests	—	2,888
Accrued distributions	7,251	3,733
Issuance of Class A Common Units	26,476	—
Issuance of promissory note	15,885	—

The Company’s supplemental cash flow information is as follows (in thousands):

	Years Ended December 31,
	2018	2019	2020
Supplemental information:
Cash paid for interest	$267,658	$275,832	$241,577
Cash payments for income taxes	46,275	50,890	33,625
Non-cash investing and financing activities:
Capital expenditures included in accounts payable and accrued liabilities	$9,563	$9,927	$2,173
Contingent consideration provided in connection with acquisitions	16,070	—	9,947
Establishment and acquisition of non-controlling interests	—	—	3,635
Accrued member distributions	37,514	—	—
Accretion of redeemable non-controlling interests	(4,315)	(12,090)	(10,620)
Cumulative dividends on preferred equity	57,496	45,673	—
Accrued redemption of units in other current liabilities	8,206	14,468	49,070
Issuance of Class A Common Units	—	—	47,656
Issuance of promissory note	—	—	15,885
Promissory note extinguishment	—	—	17,092
Note receivable received for business divestiture	18,039	—	—
Investments in affiliates received for discontinued operations and business divestiture	730,661	—	—